Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2003, the Company has granted stock acquisition rights that have a vesting period between 1.67 and 1.92 years and an exercise period between 9.67 and 9.92 years. The acquisition rights were to purchase the Company’s common stock at an exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. As for fiscal 2010, 2011 and 2012, the Company has not granted stock options.

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$88
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	85
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	143
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	230
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	360
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	377
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	205

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for the year ended 2012:

	Number of shares	Weighted average exercise price(*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,222,360	¥18,493	$225
Exercised	(7,700)	7,072	86
Forfeited or expired	(166,840)	15,834	193

Outstanding at end of year	1,047,820	19,001	231	3.52	¥107	$1

Exercisable at end of year	1,047,820	¥19,001	$231	3.52	¥107	$1

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

The Company received ¥77 million, ¥98 million and ¥55 million ($1 million) in cash from the exercise of stock options during fiscal 2010, 2011 and 2012, respectively.

The total intrinsic value of options exercised during fiscal 2010, 2011 and 2012 was ¥6 million, ¥19 million and ¥5 million ($0 million), respectively.

The Company recognized incremental stock-based compensation costs of its stock-option program in the amount of ¥611 million and ¥142 million for fiscal 2010 and 2011, respectively. In fiscal 2012, the Company did not recognize any incremental stock-based compensation costs of its stock-option program. As of March 31, 2012, the total unrecognized compensation costs were nothing.

Stock compensation program

The Company maintains a stock compensation program, under which points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, each of eligible directors, executive officers, and group executives effectively receives a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share adjusted for applicable withholding tax effect. The Company’s common shares are provided either from the treasury stock or by issuing new shares as necessary. In fiscal 2012, the Company granted 37,600 points, and 17,929 points were settled for individuals who retired during fiscal 2012. Total points outstanding under the stock compensation program as of March 31, 2012 were 142,679 points.

During fiscal 2010, 2011 and 2012, the Company recognized incremental stock-based compensation costs of its stock compensation program in the amount of ¥355 million, ¥255 million and ¥288 million ($4 million), respectively.